Business Acquisitions and Investment in Affiliate (Preliminary fair value of identifiable assets and liabilities assumed) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Feb. 21, 2012 Send the Trend	Dec. 31, 2012 Send the Trend and Oodle acquisitions	Dec. 31, 2012 Send the Trend and Oodle acquisitions Software
Business Acquisitions and Investment in Affiliate
Acquired percentage of outstanding shares	100.00%
Preliminary fair value of identifiable assets and liabilities assumed
Current Assets		$ 1
Intangible assets		35
Goodwill		21
Long-term liabilities		(17)
Net assets		$ 40
Depreciable lives of intangible assets			3 years